Loans and The Allowance for Loan Losses - Analysis of the age of the loan delinquencies by type and by amount past due (Details ) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,192,000	$ 1,071,000
Current	274,983,000	282,268,000
Loans	276,175,000	283,339,000
30-59 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	98,000	622,000
60-89 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	35,000	349,000
90 Days and Over
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,059,000	100,000
Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	44,000	50,000
Real estate loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	4,679,000	4,898,000
Loans	4,679,000	4,898,000
Real estate loans | Construction | 30-59 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans | Construction | 60-89 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans | Construction | 90 Days and Over
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	954,000	248,000
Current	22,127,000	22,244,000
Loans	23,081,000	22,492,000
Real estate loans | Commercial real estate | 30-59 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	248,000
Real estate loans | Commercial real estate | 60-89 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans | Commercial real estate | 90 Days and Over
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	954,000	0
Real estate loans | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14,000	147,000
Current	17,445,000	16,619,000
Loans	17,459,000	16,766,000
Real estate loans | Home equity lines of credit | 30-59 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	147,000
Real estate loans | Home equity lines of credit | 60-89 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14,000	0
Real estate loans | Home equity lines of credit | 90 Days and Over
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans | Secured by multi-family residences
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	10,876,000	10,241,000
Loans	10,876,000	10,241,000
Real estate loans | Secured by multi-family residences | 30-59 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans | Secured by multi-family residences | 60-89 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans | Secured by multi-family residences | 90 Days and Over
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans | Secured by one-to-four family residences
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	137,000	631,000
Current	212,766,000	220,971,000
Loans	212,903,000	221,602,000
Real estate loans | Secured by one-to-four family residences | 30-59 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	82,000	227,000
Real estate loans | Secured by one-to-four family residences | 60-89 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	349,000
Real estate loans | Secured by one-to-four family residences | 90 Days and Over
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	55,000	55,000
Other Loan Portfolio Segment | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	82,000	45,000
Current	7,051,000	7,245,000
Loans	7,133,000	7,290,000
Other Loan Portfolio Segment | Commercial and industrial loans | 30-59 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	16,000	0
Other Loan Portfolio Segment | Commercial and industrial loans | 60-89 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21,000	0
Other Loan Portfolio Segment | Commercial and industrial loans | 90 Days and Over
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	45,000	45,000
Other Loan Portfolio Segment | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5,000	0
Current	39,000	50,000
Loans	44,000	50,000
Other Loan Portfolio Segment | Other loans | 30-59 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loan Portfolio Segment | Other loans | 60-89 Days Past Due And Accruing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loan Portfolio Segment | Other loans | 90 Days and Over
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 5,000	$ 0